Shareholder Report, Holdings (Details) - C000255581 [Member]	May 31, 2025
Global X Uranium ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
VanEck Semiconductor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
SPDR S&P Retail ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
iShares U.S. Home Construction ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
ARK Innovation ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Industrial Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
ProShares UltraShort 20+ Year Treasury [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Utilities Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Materials Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Vanguard Consumer Staples ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
U.S. Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Global Equity ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
U.S. Treasury ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.80%)